Stockholders' Equity (Deficit) - Additional Information (Details)				1 Months Ended	3 Months Ended						4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 24, 2024 $ / shares shares	Jan. 21, 2024 shares	Jan. 06, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	May 31, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 12, 2024 shares	Nov. 11, 2024 shares	Nov. 08, 2024 $ / shares shares	Oct. 01, 2024 shares	Jun. 28, 2024 shares	Jun. 14, 2024 shares	Jun. 13, 2024 $ / shares shares	Apr. 18, 2024 shares	Feb. 28, 2023 $ / shares shares	Jan. 31, 2023 shares	Nov. 13, 2022 USD ($) shares
Class of Warrant or Right [Line Items]
Common stock shares authorized					900,000,000						900,000,000		900,000,000		900,000,000	369,950,000
Common stock, par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares Issued					171,705						171,705		171,705		3,548	613		417,870	41,787,040			6,645	265,811
Common stock, shares outstanding					171,705						171,705		171,705		3,548	613		417,870	41,787,040			6,645	265,811
Share issue price | $ / shares	$ 16.25
Mezzanine equity | $															$ 0
Preferred stock shares outstanding																0
Preferred stock, shares authorized					200,000,000						200,000,000		200,000,000		200,000,000
Preferred stock, par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, conversion terms																In 2022, the Company’s preferred stock was converted to common stock on a one-to-one share basis.
Preferred stock, conversion ratio																1
Fair value of warrants | $					$ 156,000						$ 156,000		$ 156,000		$ 591,000	$ 3,004,000
Fair Value Adjustment of Warrants | $					$ (5,902,000)			$ 0					$ (9,148,000)	$ (2,266,000)	(2,405,000)	(478,000)
Dividends, common stock (in dollars per share) | $															$ 0	$ 0
Common stock voting rights															one vote for each share
Stock issued during period, value, conversion of convertible securities | $						$ 1,084,000	$ 866,000		$ 4,521,000						$ 4,521,000
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Common stock, shares Issued																						664,526	26,581,056
Common stock, shares outstanding																						664,526	26,581,056
Class A Common Stock [Member] | Rights Offering [Member]
Class of Warrant or Right [Line Items]
Common stock, shares Issued					2,437						2,437		2,437		2,437	268									2,169	2,169
Price per share | $ / shares																									$ 2,051.4
Class A Common Stock [Member] | Rights Offering [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Price per share | $ / shares																									$ 2,040
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized					5,000,000						5,000,000		5,000,000
Preferred stock, dividend rate, percentage													8.00%
Preferred stock, shares issued					59,668						59,668		59,668
Percentage of Common Stock Outstanding Regarding Voluntary Conversion					19.99%						19.99%		19.99%
Series A Preferred Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																					10,000,000			7,000,000
Series A Preferred Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																					7,000,000			5,000,000
Preferred Stock Conversion Period													12 months
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized					1,500,000						1,500,000		1,500,000
Debt instrument, conversion price per share | $ / shares					$ 2						$ 2		$ 2
Percentage of Common Stock Outstanding Regarding Voluntary Conversion					19.99%						19.99%		19.99%
Series B Preferred Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred Stock Conversion Period													24 months
Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock shares outstanding					2,861,128						2,861,128		2,861,128		0
Preferred stock, shares authorized					5,000,000						5,000,000		5,000,000		0
Preferred stock, par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, dividend rate, percentage													15.00%
Dividends paid | $ / shares													$ 0
Dividends declared | $ / shares													$ 0
Preferred stock, shares issued					2,861,128						2,861,128		2,861,128		0
Percentage of Common Stock Outstanding Regarding Voluntary Conversion					19.99%						19.99%		19.99%
Series C Preferred Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred Stock Conversion Period													18 months
Board of Directors Chairman [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock shares outstanding					269,334						269,334		269,334
Preferred stock, shares issued					269,334						269,334		269,334
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Common stock, shares outstanding																	417,705										625,067
Subsequent Event [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized			5,000,000
Preferred stock, dividend rate, percentage			8.00%
Preferred stock, shares issued																				209,666
Subsequent Event [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred Stock Conversion Period			12 months
Subsequent Event [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized		1,500,000
Percentage of Common Stock Outstanding Regarding Voluntary Conversion		19.99%
Subsequent Event [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred Stock Conversion Period		24 months
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock shares authorized					900,000,000						900,000,000		900,000,000		900,000,000	369,950,000
Common stock, par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares Issued					171,705						171,705		171,705		3,548	613
Common stock, shares outstanding					171,705						171,705		171,705		3,548	613
Issuance of common stock from equity line of credit						79	328
Share issue price | $ / shares	$ 16.25
Stock issued during period, shares, new issues	15,000				118,738					2,169			12,870		2,169
Stock Issued During Period, Shares, Conversion of Convertible Securities						2,511	371		142						142
Stock issued during period, value, conversion of convertible securities | $						$ 0	$ 0
Temporary equity, carrying amount, attributable to parent | $					$ 171,705,000						$ 171,705,000		$ 171,705,000
Common Stock [Member] | Best Efforts Offering [Member]
Class of Warrant or Right [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Share issue price | $ / shares				$ 141
Stock issued during period, shares, new issues				2,100	2,100
Common Stock [Member] | At The Market Offering [Member]
Class of Warrant or Right [Line Items]
Common stock, par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001
Stock issued during period, shares, new issues						1,624					120,361
Common Stock [Member] | Equity Line of Credit [Member]
Class of Warrant or Right [Line Items]
Common stock, par value | $ / shares												$ 0.0001
Issuance of common stock from equity line of credit												407
Common Stock [Member] | Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, shares, new issues																334
Common Stock [Member] | Registered Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Share issue price | $ / shares												$ 704
Common Stock [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, par value | $ / shares			$ 0.0001
Warrant [Member]
Class of Warrant or Right [Line Items]
Fair Value Adjustment of Warrants | $														2,300,000	$ 2,400,000	$ 500,000
Warrant [Member] | Registered Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant												1,420
Warrant [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																											23
Discount rate																21.70%
Fair value of warrants | $																											$ 3,500,000
Fair Value Adjustment of Warrants | $								$ 0						$ 2,300,000	$ 2,300,000
Common Stock Warrants Best Efforts Pre-Funded [Member]
Class of Warrant or Right [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Common stock, warrant				26,269
Share issue price | $ / shares				$ 140.9